May. 01, 2015

AXA PREMIER VIP TRUST – DIVERSIFIED ASSET ALLOCATION PORTFOLIOS

SUPPLEMENT DATED DECEMBER 8, 2015 TO THE PROSPECTUS DATED MAY 1, 2015, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2015, as supplemented, of the Diversified Asset Allocation Portfolios (the "Portfolios") of AXA Premier VIP Trust (the "Trust"). You should read this Supplement in conjunction with the Prospectus, as amended, and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the customized benchmark for each of the Diversified Asset Allocation Portfolios, which include:

CharterSM Aggressive Growth Portfolio

CharterSM Conservative Portfolio

CharterSM Growth Portfolio

CharterSM Moderate Growth Portfolio

CharterSM Moderate Portfolio

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The section of the Prospectus entitled "CharterSM Aggressive Growth Portfolio – Risk/Return Bar Chart and Table" is amended to include the following information:

The CharterSM Aggressive Growth Portfolio's (the "Portfolio") customized benchmark against which the Portfolio measures its performance, 65% MSCI AC World (Net) Index/10% Barclays U.S. Aggregate Bond Index/25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, is replaced with a new customized index, 65% MSCI AC World (Net) Index/7% Barclays U.S. Intermediate Government/Credit Bond Index/3% BofA Merrill Lynch Global Broad Market ex U.S. Index/25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Manager believes the new customized benchmark is more relevant to the Portfolio's investment strategies. For the one-year and since inception periods ended December 31, 2014, the average annual total returns for the new customized benchmark (65% MSCI AC World (Net) Index/7% Barclays U.S. Intermediate Government/Credit Bond Index/3% BofA Merrill Lynch Global Broad Market ex U.S. Index/25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index) were 2.90% and 3.83%, respectively.

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The section of the Prospectus entitled "CharterSM Conservative Portfolio – Risk/Return Bar Chart and Table" is amended to include the following information:

The CharterSM Conservative Portfolio's (the "Portfolio") customized benchmark against which the Portfolio measures its performance, 20% MSCI AC World (Net) Index/75% Barclays U.S. Aggregate Bond Index/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, is replaced with a new customized index, 20% MSCI AC World (Net) Index/50% Barclays U.S. Intermediate Government/Credit Bond Index/25% BofA Merrill Lynch Global Broad Market ex U.S. Index/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Manager believes the new customized benchmark is more relevant to the Portfolio's investment strategies. For the one-year and since inception periods ended December 31, 2014, the average annual total returns for the new customized benchmark (20% MSCI AC World (Net) Index/50% Barclays U.S. Intermediate Government/Credit Bond Index/25% BofA Merrill Lynch Global Broad Market ex U.S. Index/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index) were 1.67% and 1.06%, respectively.

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The section of the Prospectus entitled "CharterSM Growth Portfolio – Risk/Return Bar Chart and Table" is amended to include the following information:

The CharterSM Growth Portfolio's customized benchmark against which the Portfolio measures its performance, 55% MSCI AC World (Net) Index/25% Barclays U.S. Aggregate Bond Index/20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, is replaced with a new customized index, 55% MSCI AC World (Net) Index/17% Barclays U.S. Intermediate Government/Credit Bond Index/8% BofA Merrill Lynch Global Broad Market ex U.S. Index/20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Manager believes the new customized benchmark is more relevant to the Portfolio's investment strategies. For the one-year and since inception periods ended December 31, 2014, the average annual total returns for the new customized benchmark (55% MSCI AC World (Net) Index/17% Barclays U.S. Intermediate Government/Credit Bond Index/8% BofA Merrill Lynch Global Broad Market ex U.S. Index/20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index) were 2.65% and 3.22%, respectively.

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The section of the Prospectus entitled "CharterSM Moderate Growth Portfolio – Risk/Return Bar Chart and Table" is amended to include the following information:

The CharterSM Moderate Growth Portfolio's (the "Portfolio") customized benchmark against which the Portfolio measures its performance, 45% MSCI AC World (Net) Index/40% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, is replaced with a new customized index, 45% MSCI AC World (Net) Index/27% Barclays U.S. Intermediate Government/Credit Bond Index/13% BofA Merrill Lynch Global Broad Market ex U.S. Index/15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Manager believes the new customized benchmark is more relevant to the Portfolio's investment strategies. For the one-year and since inception periods ended December 31, 2014, the average annual total returns for the new customized benchmark (45% MSCI AC World (Net) Index/27% Barclays U.S. Intermediate Government/Credit Bond Index/13% BofA Merrill Lynch Global Broad Market ex U.S. Index/15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index) were 2.39% and 2.61%, respectively.

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The section of the Prospectus entitled "CharterSM Moderate Portfolio – Risk/Return Bar Chart and Table" is amended to include the following information:

The CharterSM Moderate Portfolio's (the "Portfolio") customized benchmark against which the Portfolio measures its performance, 35% MSCI AC World (Net) Index/55% Barclays U.S. Aggregate Bond Index/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, is replaced with a new customized index, 35% MSCI AC World (Net) Index/37% Barclays U.S. Intermediate Government/Credit Bond Index/18% BofA Merrill Lynch Global Broad Market ex U.S. Index/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Manager believes the new customized benchmark is more relevant to the Portfolio's investment strategies. For the one-year and since inception periods ended December 31, 2014, the average annual total returns for the new customized benchmark (35% MSCI AC World (Net) Index/37% Barclays U.S. Intermediate Government/Credit Bond Index/18% BofA Merrill Lynch Global Broad Market ex U.S. Index/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index) were 2.12% and 2.00%, respectively.

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